Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Abstract]
Summary of property, plant and equipment	Movements within property, plant and equipment during the years ended 31 December 2022 and 2021 are as follows (in thousands):

	Facility	Facility Equipment	Furniture, fixtures and leasehold improvements	Computer equipment	Total
Cost
Balance at 1 January 2022	—	88,510	32,395	1,551	122,456
Reclassification of assets	—	25,486	(25,486)	—	—
Additions	115,000	35,156	2,706	357	153,219
Disposals	—	(2,959)	—	—	(2,959)
Translation difference	—	(1,043)	(17)	51	(1,009)

Balance at 31 December 2022	115,000	145,150	9,598	1,959	271,707

Depreciation
Balance at 1 January 2022	—	33,853	8,614	1,459	43,926
Reclassification of assets	—	5,985	(5,985)	—	—
Depreciation	359	8,752	621	75	9,807
Disposals	—	(2,597)	—	—	(2,597)
Translation difference	—	9	(17)	(15)	(23)

Balance at 31 December 2022	359	46,002	3,233	1,519	51,113

Net carrying amount

Balance at 31 December 2022	114,641	99,148	6,365	440	220,594

	Facility equipment	Furniture, fixtures and leasehold improvements	Computer equipment	Total
Cost
Balance at 1 January 2021	70,308	27,600	1,513	99,421
Additions	19,345	4,845	69	24,259
Translation difference	(1,143)	(50)	(31)	(1,224)

Balance at 31 December 2021	88,510	32,395	1,551	122,456

Depreciation
Balance at 1 January 2021	25,540	7,016	1,419	33,975
Depreciation	6,870	1,637	67	8,574

	Facility equipment	Furniture, fixtures and leasehold improvements	Computer equipment	Total
Impairment	2,092	—	—	2,092
Translation difference	(649)	(39)	(27)	(715)

Balance at 31 December 2021	33,853	8,614	1,459	43,926

Net carrying amount

Balance at 31 December 2021	54,657	23,781	92	78,530